Common Stock - Additional Information (Detail) - May. 31, 2015 $ / shares in Units, $ in Thousands	USD ($) Right $ / shares shares
Shareholder Rights [Line Items]
New stockholder right plan adopted	Apr. 21, 2009
Stockholder right plan expiration period	May 11, 2019
Right declared for distribution for each outstanding share of common stock | Right	1
Dividend payable date	May 11, 2009
Rights redemption price | $ / shares	$ 0.001
Rights reviewing period	The rights will expire May 11, 2019, unless earlier redeemed, exchanged or amended by the board. The plan specifically provides that our board will review the status of the plan before its fifth anniversary to determine if any such action should be taken, which it did.
Shares repurchased	595,106
Authorization of stock repurchase program	Jan. 08, 2008
Shares repurchased, value | $	$ 27,588
Repurchase of common stock price per shares | $ / shares	$ 46.36
Minimum
Shareholder Rights [Line Items]
Percentage of outstanding shares acquired to exercise discount price	15.00%
Shares authorized to be repurchased, per year	1,000,000
Maximum
Shareholder Rights [Line Items]
Shares authorized to be repurchased, per year	2,000,000